Geographic Information and Concentrations of Risk	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Geographic Information and Concentrations of Risk

Note 9. Geographic Information and Concentrations of Risk

Geographic Information

The following table details the Company’s revenues by geographic region based on shipping destination (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
United States and Canada	$51,072	$40,181	$137,356	$129,458
Europe (including United Kingdom)	$2,866	$1,172	4,243	1,242
Other	$94	$4	1,558	667
Total	$54,032	$41,357	$143,157	$131,367

Concentrations of Credit Risk

For the three months ended September 30, 2024, two customers accounted for 38.6% and 36.7% of revenues, respectively. For the three months ended September 30, 2023, two customers accounted for 41.3% and 34.8% of revenues, respectively.

For the nine months ended September 30, 2024, two customers accounted for 43.3% and 31.9% of revenues, respectively. For the nine months ended September 30, 2023, two customers accounted for 36.8% and 33.5%, respectively, of revenues.

As of September 30, 2024, three customers accounted for 42.4%, 24.0%, and 20.9% of accounts receivable, net, respectively. As of December 31, 2023, two customers accounted for 51.9% and 12.7% of accounts receivable, net, respectively.